OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,281,049		$ 2,221,520
Others	295,363		427,080
Less: provision for expected credit losses	(17,248)		(56,552)
Other current assets	2,559,164		$ 2,592,048
Provisions for credit losses of other current assets		$ 11,303
Reversed provision for credit losses	$ 38,607